Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and Finance Costs [Abstract]
Amortization of deferred finance costs and debt discounts	$ 2,575	$ 3,333	$ 757
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	284	326	350
Amortization of convertible note beneficial conversion feature (non-cash)	0	2,887	5,518
Fair value measurement of units issued to former related party	0	0	596
Other	170	400	360
Total	15,332	17,779	12,342
Interest and Finance Costs - Related Party [Abstract]
Amortization of convertible note beneficial conversion feature (non-cash)	0	2,887	5,518
Amortization of deferred finance costs and debt discounts (shares issued to JDH - non-cash)	0	0	201
Restructuring expenses	0	0	1,015
Total	0	0	11,083
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	11,609	8,766	10,279
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	0	0	1,924
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	694	2,067	0
Interest and Finance Costs - Related Party [Abstract]
Interest expense	$ 0	$ 0	$ 2,425